Finance income and costs (Details) - EUR (€) € in Millions			12 Months Ended
	May 07, 2024	Feb. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income			€ 10.0	€ 5.8	€ 0.6
Reversal of impairment loss recognised in profit or loss, loans and advances			5.7	0.3	0.0
Net gain on refinancing	€ 10.3	€ 4.1	14.4	16.7	2.3
Net foreign exchange gains on translation of financial assets and liabilities			0.0	0.0	9.2
Finance income			30.1	22.8	12.1
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (b)			(125.6)	(123.8)	(79.8)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity (c)			19.1	32.7	18.8
Net pension interest costs			(4.7)	(4.6)	(2.8)
Other finance cost			0.0	(3.5)	0.0
Amortization of debt discounts and borrowing costs			(7.0)	(6.4)	(2.7)
Net foreign exchange losses on translation of financial assets and liabilities			(20.6)	(3.0)	0.0
Net fair value losses on derivatives held at fair value through profit or loss			(0.4)	(1.0)	0.0
Finance costs			(139.2)	(109.6)	(66.5)
Net finance costs			(109.1)	(86.8)	(54.4)
Non-cash loss recognized in relation to cross currency interest rate swaps			7.8	23.5	3.9
Disclosure of attribution of expenses by nature to their function [line items]
Gains (Losses) on Restructuring of previous debt					(1.3)
Deferred gain on cross currency interest rate swap [Abstract]					10.2
refinancing expense [Abstract]					2.3
Non-cash gain on refinancing [Abstract]					4.3
Non-cash loss recognized in relation to cross currency interest rate swaps			€ 7.8	€ 23.5	€ 3.9